Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2022
Trade and other payables
Schedule of trade and other payables

	As at June 30,
	2021	2022
	RMB’000	RMB’000
Trade payables	624,688	649,415
Payroll payable	63,621	68,969
Accrued expenses	155,698	264,905
Other taxes payable	20,633	52,078
Deposits	1,833,516	1,875,380
Amounts due to related parties (Note 37(c))	7,490	13,710
Others	103,536	148,534
	2,809,182	3,072,991